Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Allowances for doubtful debts on accounts receivable current	¥ 4,382		¥ 5,424
Accounts payable	25,220	$ 3,552	27,953
Prepaid for freight listing fees and other service fees	548,917	77,313	462,080
Income tax payable	154,916	21,819	52,233
Other tax payable	784,617	110,511	721,597
Accrued expenses and other current liabilities	1,723,245	242,714	1,301,160
Deferred tax liabilities	108,591	15,295	121,611
Current operating lease liabilities	37,758	5,318	44,590
Non-current operating lease liabilities	46,709	6,579	35,931
Other non-current liabilities	¥ 22,950	$ 3,232	¥ 0
Common Class A [Member]
Common stock par or stated value per share | $ / shares		$ 0.00001		$ 0.00001
Common stock, shares authorized | shares	40,000,000,000	40,000,000,000	40,000,000,000
Common stock, shares, issued | shares	19,021,152,078	19,021,152,078	18,919,468,156
Common stock, shares, outstanding | shares	18,767,309,958	18,767,309,958	18,919,468,156
Common Class B [Member]
Common stock par or stated value per share | $ / shares		$ 0.00001		$ 0.00001
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares, issued | shares	2,131,865,628	2,131,865,628	2,317,044,668
Common stock, shares, outstanding | shares	2,131,865,628	2,131,865,628	2,317,044,668
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable	¥ 7,179		¥ 6,374
Prepaid for freight listing fees and other service fees	506,423		436,806
Income tax payable	3,032		8,082
Other tax payable	731,284		682,030
Accrued expenses and other current liabilities	1,113,559		883,965
Deferred tax liabilities	20,333		23,358
Current operating lease liabilities	34,867		39,649
Non-current operating lease liabilities	46,395		34,036
Other non-current liabilities	¥ 22,950		¥ 0